Business Combination - Additional Information (Detail) $ in Thousands, R$ in Millions				12 Months Ended
	Apr. 17, 2018	Feb. 14, 2017 USD ($) km² Client	Feb. 14, 2017 BRL (R$) km² Client	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) Client shares		Dec. 31, 2015 USD ($)		Dec. 31, 2009	Oct. 01, 2016 USD ($) shares	Oct. 01, 2016 COP ($) shares	Dec. 18, 2015 shares
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest				50.00%
Number of shares issued | shares				57,452,641,516	58,324,975,387							49,092,772,762
Loss on investments accounted using equity method				$ 3,310	$ 2,706
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity				192,639	258,017		$ 420,047
Proportion of ownership interest in subsidiary	100.00%
Revenues				9,591,590	7,051,459	[1]	7,129,333	[1]
Income before taxes				$ 1,645,648	$ 1,376,069	[1]	$ 1,954,778	[1]
Celg Distribuicao SA [Member]
Disclosure Of Business Combinations [Line Items]
Number of clients | Client					6,989,209
Codensa S.A [Member] | Distribuidora Electrica De Cundinamarca S.A [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest									49.00%
Codensa S.A [Member] | Electrica De Cundinamarca S.A And Empresa De Energa De Cundinamarca S.A [Member]
Disclosure Of Business Combinations [Line Items]
Date of merger					Oct. 01, 2016
Number of shares issued | shares										1,668,377	1,668,377
Number of shares issued value										$ 34,939	$ 105,532,468
Consolidated revenue as though the acquisition date for business combinations had been as of the beginning of annual reporting period					$ 97,603
Profit before income tax as though the acquisition date for business combinations had been as of the beginning of annual reporting period					3,620
Financial consulting fees related to the acquisition					356
Loss on investments accounted using equity method					(17,091)
Loss generated from exchange differences on translation of the pre existing interest accumulated in equity					$ (3,633)
Empresa De Energa De Cundinamarca S.A [Member] | Distribuidora Electrica De Cundinamarca S.A [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest									51.00%
Enel Brasil S A
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%		100.00%
Enel Brasil S A | Celg Distribuicao SA [Member]
Disclosure Of Business Combinations [Line Items]
Proportion of ownership interest in subsidiary		99.88%	99.88%
Gross proceeds		$ 720,000	R$ 2,269
Area of operations | km²		337,000	337,000
Number of clients | Client		2,828,459,000	2,828,459,000
Revenues		$ 1,536,277		$ 1,624,297
Income before taxes		$ 30,826		$ 35,585
Enel Americas [Member]
Disclosure Of Business Combinations [Line Items]
Number of clients | Client		9,817,668	9,817,668		2,828,459

[1]	As Restated